Subsequent events (Detail Textuals)	1 Months Ended			12 Months Ended
	Feb. 14, 2018 CAD ($)	Jan. 31, 2018 CAD ($) USD ($)	Feb. 20, 2017	Dec. 31, 2017 CAD ($) Number	Dec. 31, 2016 Number	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | Number				2,400,000
Option life, share options granted		18		5	0	5
Weighted average exercise price of share options granted in share-based payment arrangement				$ 0.23
Minco Silver Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	1,968,000			4,000,000	(614,995)
Option life, share options granted				5
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.69			$ 1.4
Description of maximum term of options granted for share-based payment arrangement			18-month	18
Date of expire of share-based payment arrangement	February 14, 2023
Subsequent members [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement		3,580,000
Weighted average exercise price of share options granted in share-based payment arrangement		$ 0.17